Retirement Plan (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Benefit Obligation, Plan and Assets [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	39	50	33
Expected return on plan assets	(44)	(48)	(44)
Net amortization	58	69	36
Net periodic pension cost	$ 53	$ 71	$ 25